Changes in Non-Cash Working Capital Items (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Changes in non-cash working capital items [Abstract]
Increase (Decrease) in Accounts Receivable	$ (8,683)	$ 1,314
Increase (Decrease) in Prepaid Expense	(7,278)	(4,230)
Increase (Decrease) in Accounts Payable, Trade	(24,964)	9,568
Increase (Decrease) in Accrued Liabilities	(18,595)	(24,813)
Increase (Decrease) in Income Taxes Payable	(11,635)	(3,732)
Increase (Decrease) in Deferred Revenue	1,357	(2,733)
Effect of foreign currency translation adjustments and other non-cash changes	1,141	(4,038)
Increase (Decrease) in Other Operating Capital, Net	$ (68,657)	$ (28,664)